Commitments and Contingencies	12 Months Ended
Mar. 31, 2024
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 15 — COMMITMENTS AND CONTINGENCIES

(a)	Capital commitment

At March 31, 2023 and 2024, the Company had no capital commitments.

(b)	Legal proceedings

Regarding the construction contract dispute between UTime GZ and Guizhou Branch of Guangdong Jian ‘an Fire Electromechanical Engineering Co., Ltd (“Guangdong Jian ‘an”), Utime GZ and Jietongda promise to pay RMB 300,000 Guangdong Jian’an before the end of each month (“Settlement Payment”), and complete the above payment before the end of January 2024.

Utime SZ and Dongguan Qinling Electronic Technology Co., Ltd (“Dongguan Qinling”) had a sales contract dispute case. On September 29, 2020, People’s Court of Futian District of Shenzhen, Guangdong Province (“Futian Court”) issued the civil judgment (No.（2019）Yue 0304 Min Chu 51640). As of the date of this annual report, Dongguan Qinling has not actually performed the judgment, and has not paid any payment and interest to Utime SZ.

Regarding the sales contract dispute between Utime SZ and Jiangsu Jutai Technology Co., Ltd (“Jiangsu Jutai”). On June 28, 2023, UTime SZ and Jiangsu Jutai entered into a Settlement Agreement based on the civil judgment (No. (2021)Yue 0304 Min Chu 41025). Jiangsu Jutai paid the Settlement Amount to UTime SZ on June 30, 2023.

Utime SZ and Shenzhen Wanhua Supply Chain Co., Ltd (“Shenzhen Wanhua”) had a entrustment agreement contract dispute case. On March 31, 2023, People’s Court of Shenzhen Qianhai Cooperation Zone, Guangdong Province issued the civil judgment ((No. (2023) Yue 0391 Min Chu 762). As of the date of this annual report, Shenzhen Wanhua has not actually performed the judgment, and has not paid any payment and interest to Utime SZ.

UTime SZ and Shenzhen Zhonghang Jiayikang Electronics Co., Ltd(“Jiayikang”) had a sales contract dispute. As of the date of this annual report, the Company is currently subject to ongoing appellate proceedings following a first-instance judgment (No. (2023) Yue 0304 Min Chu 13831) rendered by Futian court on February 27, 2024.

From time to time, the Company is involved in claims and legal proceedings that arise in the ordinary course of business. Based on currently available information, management does not believe that the ultimate outcome of these unresolved matters, individually and in the aggregate, is likely to have a material adverse effect on the Company’s financial position, results of operations or cash flows. The Company has not recorded any material liabilities in this regard as of March 31, 2023 and 2024. Refer to Item 8. Financial information, legal proceedings.

However, litigation is subject to inherent uncertainties and the Company’s view of these matters may change in the future. If an unfavorable outcome were to occur, there exists the possibility of a material adverse impact on the Company’s financial position and results of operations for the periods in which the unfavorable outcome occurs.